Common Stock and Capital Contribution (Details) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Oct. 31, 2010	Apr. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 17, 2011	Dec. 28, 2010	May 18, 2010	Apr. 22, 2010	Jan. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jan. 31, 2011 Series A warrants [Member]	Jan. 31, 2011 Series B warrants [Member]
Common Stock and Capital Contributions (Textual)
Estimated dividend to be distributed												$ 3,500,000
Dividend waived												17,200,000
Amount distributed to common stockholders as dividends													1,205,014
Shares converted into common stock						500,000							66,670
Company’s common stock issued												66,670
Number of warrants exercised														1,150	500
Number of common stock issued in exercise of warrants														1,150	500
Proceeds from warrant exercises					7,332	7,332	220,000							4,863	2,468
Common stock share issued by the company upon the completion of the Series A Private Placement	57,577,840			57,646,160		57,646,160	57,577,840			87,142	661,562
Capital contribution by the stockholders			$ 220,000				$ 220,000
Par value of issued common stock	$ 0.001			$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Conversion of series A convertible preferred stock into common stock		6,738,336
Conversion of series M convertible preferred stock into common stock	47,658,000
Authorized common stock	100,000,000			100,000,000		100,000,000	100,000,000		100,000,000
Annual cash dividend per share for 2010 to be paid quarterly to its common stock								$ 0.36